Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 22,436	₱ 24,056	₱ 33,761
Costs [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	39,340	40,559
Costs [Member] | Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	17,178	19,444
Costs [Member] | Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	13,005	11,073
Costs [Member] | Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	1,896	4,225
Costs [Member] | Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	889	270
Costs [Member] | Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	6,372	5,547
Accumulated provision for expected credit losses [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 16,904	₱ 16,503